INVESTMENT IN EQUITY INSTRUMENTS	12 Months Ended
Nov. 30, 2019
Notes to Financial Statements
INVESTMENT IN EQUITY INSTRUMENTS

11. INVESTMENT IN EQUITY INSTRUMENTS

Until February 28, 2019, the Company accounted for the investment in Waterproof (Note 10) using the equity method resulting in a carrying value of $587,274 at March 1, 2019, however, the Company no longer exerts significant influence over Waterproof’s operating activities resulting in the investment being reclassified as FVTPL.

The fair value as at March 1, 2019 was determined to be $1,649,362 resulting in a gain of $1,062,088 on derecognition from the equity accounting carrying value.

As at November 30, 2019, the value of Waterproof’s common shares were estimated to be $1,551,324 resulting in an unrealized gain on equity instruments of $953,961.  The currency translation adjustment as at November 30, 2019 was $10,089.